Summary of principal accounting policies - Government grants (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of principal accounting policies
Government subsidies	¥ 24,298	¥ 4,830	¥ 17,636